Commitments and Contingencies (10Q) (Details Narrative) - USD ($)	Mar. 31, 2015	Jan. 28, 2015	Apr. 04, 2014
Commitments And Contingencies
Prepaid expenses of fixed minimum lease payment	$ 24,073		$ 24,073
Annual rental fee first year		$ 58,271
Annual rental fee second year		66,750
Security deposit		10,000	$ 4,815
Option, purchase price		$ 775,000